THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

SUPPLEMENT TO THE PROSPECTUSES

VARIABLE LIFE (DATED APRIL 30, 2008)

VARIABLE COMPLIFE® (DATED APRIL 30, 2008)

VARIABLE JOINT LIFE (DATED APRIL 30, 2008)

VARIABLE EXECUTIVE LIFE (DATED APRIL 30, 2008)

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

SUPPLEMENT TO THE PROSPECTUSES

CUSTOM VARIABLE UNIVERSAL LIFE (DATED APRIL 30, 2008)

EXECUTIVE VARIABLE UNIVERSAL LIFE (DATED APRIL 30, 2008)

SURVIVORSHIP VARIABLE UNIVERSAL LIFE (DATED APRIL 30, 2008)

This Supplement revises certain information contained in the Prospectuses referenced above dated April 30, 2008 with regard to the Mid Cap Value Portfolio of the Northwestern Mutual Series Fund, Inc.

Effective February 23, 2009, in the section titled, “The Funds”, under the heading for Northwestern Mutual Series Fund, Inc., the following disclosure in italics is added:

Northwestern Mutual Series Fund, Inc.

The principal investment adviser for the Portfolios of the Northwestern Mutual Series Fund is Mason Street Advisors, LLC (“MSA”), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Fund. MSA employs a staff of investment professionals to manage the assets of the Fund and the other advisory clients of MSA. We provide related facilities and personnel, which MSA uses in performing its investment advisory functions. MSA has retained and oversees Templeton Investment Counsel, LLC, Capital Guardian Trust Company, T. Rowe Price Associates, Inc., American Century Investment Management, Inc. and Janus Capital Management LLC under investment sub-advisory agreements to provide day-to-day management of the Portfolios as indicated below. Templeton Investment Counsel, LLC has appointed Franklin Templeton Investments (Asia) Limited as an additional sub-adviser for the International Equity Portfolio. Each such sub-adviser may be replaced without the approval of shareholders. Please see the attached prospectus for the Northwestern Mutual Series Fund for more information.

Effective February 23, 2009, in the section titled, “The Funds”, under the heading for Northwestern Mutual Series Fund, Inc., the table is amended to contain the following information for the Mid Cap Value Portfolio.

Portfolio	Investment Objective	Sub-adviser (if applicable)
Mid Cap Value Portfolio	Long-term capital growth; current income is a secondary objective	American Century Investment Management, Inc.

Please read this Supplement carefully and keep it with your Prospectus for future reference.

This Supplement is dated February 11, 2009.